Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	xG TECHNOLOGY, INC.
Entity Central Index Key	0001565228
Entity Filer Category	Smaller Reporting Company